Organization, Basis of Presentation and Summary of Significant Accounting Policies - Summary of Premises and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Premises and equipment, net	$ 107,572	$ 145,774
UNITED WHOLESALE MORTGAGE, LLC
Property, Plant and Equipment [Line Items]
Accumulated depreciation and amortization	(25,720)		$ (14,139)
Premises and equipment, net	107,572		61,365
Furniture and equipment [Member] | UNITED WHOLESALE MORTGAGE, LLC
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 24,325		17,976
Furniture and equipment [Member] | Minimum [Member] | UNITED WHOLESALE MORTGAGE, LLC
Property, Plant and Equipment [Line Items]
Premises and equipment, useful life	3 years
Furniture and equipment [Member] | Maximum [Member] | UNITED WHOLESALE MORTGAGE, LLC
Property, Plant and Equipment [Line Items]
Premises and equipment, useful life	10 years
Computer software [Member] | UNITED WHOLESALE MORTGAGE, LLC
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 3,644		1,480
Computer software [Member] | Minimum [Member] | UNITED WHOLESALE MORTGAGE, LLC
Property, Plant and Equipment [Line Items]
Premises and equipment, useful life	1 year
Computer software [Member] | Maximum [Member] | UNITED WHOLESALE MORTGAGE, LLC
Property, Plant and Equipment [Line Items]
Premises and equipment, useful life	3 years
Leasehold improvements [Member] | UNITED WHOLESALE MORTGAGE, LLC
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 104,074		50,633
Construction in process [Member] | UNITED WHOLESALE MORTGAGE, LLC
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 1,249		$ 5,415